Shareholder Report, Holdings (Details) - C000033159 [Member]	Dec. 31, 2025
Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Eurofins Scientific SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Office Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Multi Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Miscellaneous Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%